Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
In
accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. For further information regarding our performance-based approach to executive compensation and how the Company aligns executive compensation with the Company’s performance, see “Executive Compensation – Compensation Discussion and Analysis.”

	Summary Compensation Table Total for PEO¹	Compensation Actually Paid to PEO 1,2,3	Average Summary Compensation Table Total for Non-PEO NEOs 1	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Millions) 5	Adjusted EBITDA ($ Millions) 6
Year					TSR	Peer Group TSR
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	$4,437,456	$3,516,387	$1,353,470	$1,274,608	$137.40	$123.90	$98.4	$253.6

2021	3,531,219	3,766,515	649,475	712,092	152.00	179.50	35.2	169.4

2020	3,252,173	3,407,375	817,149	862,406	121.40	137.20	45.1	150.0

1.	Jeffrey T. Jackson was our PEO for each year presented. The individuals comprising the Non-PEO named executive officers for each year presented are listed below.

2020	2021	2022

Robert A. Keller	Mike Wothe	Mike Wothe

Mike Wothe	Robert A. Keller	Robert A. Keller

Brent Boydston	Ryan Quinn	Eric Kowalewski

Sherri Baker	Brad West	Brad West

	Brent Boydston	John Kunz

Sherri Baker

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO

2022	$4,437,456	$(2,216,595)	$1,295,526	$3,516,387

2021	3,531,219	(2,084,239)	2,319,535	3,766,515

2020	3,252,173	(1,660,875)	1,816,077	3,407,375

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs

2022	$1,353,470	$(402,064)	$323,202	$1,274,608

2021	649,475	(215,215)	277,832	712,092

2020	817,149	(237,769)	283,025	862,406

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO	Total - Inclusion of Equity Values for PEO

2022	$2,193,316	$(487,681)	$-	$(282,883)	$(127,226)	$1,295,526

2021	1,993,195	200,464	-	187,059	(61,183)	2,319,535

2020	2,039,980	287,155	-	51,446	(562,504)	1,816,077

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs

2022	$397,849	$(41,227)	$-	$(22,647)	$(10,773)	$323,202

2021	244,029	21,266	-	19,184	(6,647)	277,832

2020	292,042	42,316	-	4,839	(56,172)	283,025
4.
The Peer Group TSR set forth in this table utilizes the S&P 500 Building Products Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 28, 2019, through the end of the listed year in the Company and in the S&P 500 Building Products Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.	Reflects “Net Income” for each applicable year as set forth in our Consolidated Statements of Operations included in our Annual Report on Form 10-K for each of the applicable years.

6.
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2022. Adjusted EBITDA is a
non-GAAP
measure that consists of net income, plus depreciation and amortization, net interest expense and income tax expense (EBITDA), adjusted for the inclusion or exclusion of certain costs. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
1.	Jeffrey T. Jackson was our PEO for each year presented. The individuals comprising the Non-PEO named executive officers for each year presented are listed below.

2020	2021	2022

Robert A. Keller	Mike Wothe	Mike Wothe

Mike Wothe	Robert A. Keller	Robert A. Keller

Brent Boydston	Ryan Quinn	Eric Kowalewski

Sherri Baker	Brad West	Brad West

	Brent Boydston	John Kunz

Sherri Baker

Peer Group Issuers, Footnote [Text Block]
4.
The Peer Group TSR set forth in this table utilizes the S&P 500 Building Products Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 28, 2019, through the end of the listed year in the Company and in the S&P 500 Building Products Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 4,437,456	$ 3,531,219	$ 3,252,173
PEO Actually Paid Compensation Amount	$ 3,516,387	3,766,515	3,407,375
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO

2022	$4,437,456	$(2,216,595)	$1,295,526	$3,516,387

2021	3,531,219	(2,084,239)	2,319,535	3,766,515

2020	3,252,173	(1,660,875)	1,816,077	3,407,375

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO	Total - Inclusion of Equity Values for PEO

2022	$2,193,316	$(487,681)	$-	$(282,883)	$(127,226)	$1,295,526

2021	1,993,195	200,464	-	187,059	(61,183)	2,319,535

2020	2,039,980	287,155	-	51,446	(562,504)	1,816,077

Non-PEO NEO Average Total Compensation Amount	$ 1,353,470	649,475	817,149
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,274,608	712,092	862,406
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs

2022	$1,353,470	$(402,064)	$323,202	$1,274,608

2021	649,475	(215,215)	277,832	712,092

2020	817,149	(237,769)	283,025	862,406

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs

2022	$397,849	$(41,227)	$-	$(22,647)	$(10,773)	$323,202

2021	244,029	21,266	-	19,184	(6,647)	277,832

2020	292,042	42,316	-	4,839	(56,172)	283,025

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
DESCRIPTION OF RELATIONSHIP BETWEEN PEO AND
NON-PEO
NEO COMPENSATION ACTUALLY PAID AND COMPANY TOTAL SHAREHOLDER RETURN (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
DESCRIPTION OF RELATIONSHIP BETWEEN PEO AND
NON-PEO
NEO COMPENSATION ACTUALLY PAID AND NET INCOME
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
DESCRIPTION OF RELATIONSHIP BETWEEN PEO AND
NON-PEO
NEO COMPENSATION ACTUALLY PAID AND ADJUSTED EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Adjusted EBITDA during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
DESCRIPTION OF RELATIONSHIP BETWEEN COMPANY TSR AND PEER GROUP TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P 500 Building Products Index over the same period.

Tabular List [Table Text Block]
TABULAR LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and
Non-PEO
NEOs for 2022 to Company performance. The measures in this table are not ranked.

Adjusted EBITDA Relative TSR

Total Shareholder Return Amount	$ 137.4	152	121.4
Peer Group Total Shareholder Return Amount	123.9	179.5	137.2
Net Income (Loss)	$ 98,400,000	$ 35,200,000	$ 45,100,000
Company Selected Measure Amount	253,600,000	169,400,000	150,000,000
PEO Name	Jeffrey T. Jackson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is a
non-GAAP
	measure that consists of net income, plus depreciation and amortization, net interest expense and income tax expense (EBITDA), adjusted for the inclusion or exclusion of certain costs. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,216,595)	$ (2,084,239)	$ (1,660,875)
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,295,526	2,319,535	1,816,077
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,193,316	1,993,195	2,039,980
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(487,681)	200,464	287,155
PEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(282,883)	187,059	51,446
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(127,226)	(61,183)	(562,504)
Non-PEO NEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(402,064)	(215,215)	(237,769)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	323,202	277,832	283,025
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	397,849	244,029	292,042
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(41,227)	21,266	42,316
Non-PEO NEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(22,647)	19,184	4,839
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,773)	$ (6,647)	$ (56,172)